Share-based payment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-based payment
23	Share-based payment
Accounting policy
The fair value of share-based payment benefits at the grant date is recognized as employee benefit expense with a corresponding increase in shareholders’ equity for the period in which employees unconditionally acquire the right to benefits.
The amount recognized as an expense is adjusted to reflect the number of shares for which there is an expectation that the conditions of service and non-market
acquisition conditions will be met in such a way that the amount finally recognized as an expense is based on the number of actions that actually meet the conditions of the service and non-market
acquisition conditions on the date the vesting date is acquired. For non-vesting
share-based payment benefits, the fair value on the grant date of the share-based payment is measured to reflect such conditions and there is no change to the difference between expected and actual benefits.
On May 21, 2019, our board of directors approved the replacement of the existing stock option plans, including 5,029,000 options granted pursuant to it, with a new share-based compensation plan, whose participants may opt for voluntary membership. If all participants agree with this replacement, 2,396,110 shares of Cosan S.A. will be granted to replace the currently existing options and the fair value remeasured. As part of this modification, an incremental cost of R$52,897 was calculated, of which R$29,294 was immediately recognized in the income statement of Cosan S.A. and R$23,603 will be recognized over the vesting of each program.

Type of award / Grant date	Company	Expected life (years)	Granted	Exercised / canceled / transferred	Replaced
Stock option programs:
August 18, 2011 (A)	Cosan S.A.	1 to 7	4,825,000	(4,825,000)	—
August 18, 2011 (B)	Cosan S.A.	1 to 12	5,000,000	(2,500,000)	(2,500,000)
December 12, 2012 (C)	Cosan S.A.	1 to 7	700,000	(560,000)	(140,000)
April 24, 2013	Cosan S.A.	5 to 7	970,000	(120,000)	(850,000)
April 25, 2014	Cosan S.A.	5 to 7	960,000	(80,000)	(880,000)
August 31, 2015	Cosan S.A.	5 to 7	759,000	(100,000)	(659,000)

			13,214,000	(8,185,000)	(5,029,000)
The plans have been administered by the Board of Directors, at its option, by a Committee, within the limits established in the guidelines for the elaboration and structuring of each plan and in the applicable legislation.

a)	Description of share-based payment arrangements

•	Equity-settled transactions
The cost of equity-settled transactions with employees is measured by reference to fair value of the equity instruments on the date on which they are granted and is recognized as an expense over the vesting period, which ends on the date on which the employees become fully entitled to the award. A corresponding credit is recognized within equity. In valuing equity-settled transactions, no account is taken of any vesting conditions, other than conditions linked to the price of the shares of the company (market conditions).
Non-vesting
conditions, such as the condition that employees contribute to a savings-related plan, are taken into account in the grant-date fair value, a failure to meet a non-vesting
condition, where this within the control of the employee is treated as a cancellation and any remaining unrecognized cost is expensed. The Black-Scholes model was developed for use in estimating the fair value of traded options that have on vesting restrictions. The model requires the use of subjective assumptions, including expected stock-price volatility, expected life of the stock option or stock grant and yield. The last two years of historical data shares value of the Company and subsidiaries have been considered in setting the assumptions.

Expected volatility has been based on an evaluation of the historical volatility the Company’s share price, particularly over the historical period commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior.
For other equity-settled share-based payment transactions, the goods or services received and the corresponding increase inequity are measured at the fair value of the goods or services received unless their fair value cannot reliably estimated. If the fair value of the goods and services received cannot be reliably estimated, the transaction is measured by reference to the fair value of the equity instruments granted.

•	Cash-Settled transactions
The Company has phantom stock plan that provides for the granting of stock appreciation rights
(“SARs”) and other cash-based awards to certain employees. SARs provide the opportunity to receive a cash payment equal to the fair market value of the Company’s common shares less the grant prince. Compensation expense is recognized based on the fair value, measured according to the market-to-market
of the Cosan’s shares. Any changes in the liability are recognized in profit or loss.

•	Employee share scheme (Stock-based compensation plan)
A scheme under which share may be issued by the company to employees for no cash consideration was approved by shareholders at the 2016 annual general meeting.
Under the scheme, eligible employees may be granted ordinary shares annually for no cash consideration. The number of shares issued to participants in the scheme is the offer amount divided by the weighted average price at which the Company’s shares are traded on the Stock Exchange. The shares are recognized at the closing share price on the grant date (grant date fair value) as an issue of treasury shares and as part of employee benefit costs in the period the shares are granted.
For equity-settled share based compensation, expense is based on the grant date fair value of the awards expected to vest over the vesting period. For awards with graded vesting, the fair value of each tranche is recognized over is respective vesting period. At the end of each reporting year, the Company re-assesses
its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the income statement.
The Black-Scholes methodology was used to calculate the fair value under the terms of the Stock-Based Compensation Plan.

The following share-based payment arrangements:

Type of award / Grant date	Company	Expected life (years)	Granted	Exercised / canceled / transferred	Available
Stock grant programs
April 27, 2017	Cosan S.A.	5	274,000	(76,990)	197,100
July 31, 2017	Cosan S.A.	5	298,107	(78,948)	219,159
July 31, 2018	Cosan S.A.	5	210,602	—	210,602
July 31, 2019	Cosan S.A.	5	31,031	—	31,031

			813,740	(155,938)	657,892

April 20, 2017	Comgás	5	61,300	(4,725)	56,575
August 12, 2017	Comgás	5	97,780	(6,000)	91,780
August 1, 2018	Comgás	5	96,787	—	96,787
July 31, 2019	Comgás	5	83,683	—	83,683

			339,550	(10,725)	328,825

October 1, 2015	Rumo S.A.	5	1,485,900	(214,000)	1,271,900
January 2, 2017	Rumo S.A.	5	1,476,000	(185,700)	1,290,300
September 1, 2017	Rumo S.A.	5	870,900	(120,200)	750,700
August 1, 2018	Rumo S.A.	5	1,149,544	(75,821)	1,073,723
August 15, 2019	Rumo S.A.	5	843,152	(1,589)	841,563

			5,825,496	(597,310)	5,228,186

August 18, 2017 (i)	Cosan Limited	5	3,530,163	(3,530,163)	—

Stock grant - Modification
August 18, 2011 (B) (ii)	Cosan S.A.	1 to 12	1,501,626	(1,050,752)	450,874
December 12, 2012 (C)	Cosan S.A.	1 to 7	24,647	(24,647)	—
April 24, 2013	Cosan S.A.	5 to 7	122,123	(107,223)	14,900
April 25, 2014	Cosan S.A.	5 to 7	283,808	(251,552)	32,256
August 31, 2015	Cosan S.A.	5 to 7	463,906	(157,242)	306,664

			2,396,110	(1,591,416)	804,694

August 18, 2011 (B)	Cosan Logística	1 to 12	162,464	(79,448)	83,016
December 12, 2012 (C)	Cosan Logística	1 to 7	277	(277)	—
April 24, 2013	Cosan Logística	5 to 7	1,926	(1,059)	867
April 25, 2014	Cosan Logística	5 to 7	23,682	(12,966)	10,716

			188,349	(93,750)	94,599
Cash-settled transactions
September 21, 2017	Cosan Limited	5	255,000	—	255,000

July 31, 2019	Moove	5	132,670	—	132,670

Total			13,481,078	(5,979,302)	7,501,866

(i)
There were 650,000 shares were granted to new members in the year ended December 31, 2019. In addition, 1,606,531 shares were exercised, of which 1,476,531 to members already participating in the plan and 130,000 to the member of said shares granted in the period.

(ii)	There was a settlement of 661,620 cash shares in the amount of R$45,777 and delivery of 243,660 shares with impact on shareholders’ equity in the amount of R$14,320.
b)	Measurement of fair values
The weighted average fair value of the programs granted during the financial years ended December 31, 2019 and 2018 principal assumptions used in applying the Black-Scholes model were as follows:

	Stock grant programs
	Cosan S.A.		Comgás		Rumo S.A.
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Weighted average fair value at grant date	50.88	36.06	78.58	36.37	22.17	13.94
Weighted average of key assumptions
Share price at grant date	50.88	38.61	78.58	54.25	22.17	13.94
Risk-free interest rate	6.82%	15.00%	6.82%	10.56%	6.28%	10.93%
Dividend yield	—	2.86%	—	7.19%	—	—
Volatility factor	36.50%	33.70%	32.80%	32.38%	27.46%	31.91%

c)	Reconciliation of outstanding share options
The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock option programs	Stock grant programs	Total
At December 31, 2018 (i)	6,121,500	5,695,601	11,817,101
Granted	—	957,866	957,866
Vested	(18,261)	(945,169)	(963,430)
Transferred	(2,584,459)	2,584,459	—
Cancelled	(3,518,780)	(790,891)	(4,309,671)

At December 31, 2019	—	7,501,866	7,501,866

(i)	Weighted-average exercise price was 33.77.

d)	Expense recognized in profit or loss
Share-based compensation expense included in the statement of profit and loss for the year ended December 31, 2019 and 2018 was as follows:

	Stock option programs	Stock grant programs	Total
December 31, 2017	5,972	59,967	65,939
December 31, 2018	5,826	52,580	58,406
December 31, 2019 (i)	1,627	94,585	96,212

(i)	There is incremental recognition in profit for the year.